Note 10 - Sale of Product Lines (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Asset Purchase Agreement [Table Text Block]
(In thousands)
Cash received from Astronics	$850
Cash paid to buy out future commission obligation	(170)
Employee severance	(97)
Legal fees	(13)
Commissions	(46)
Warranty liability released	278
Net gain recognized	$802